Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 14,563	$ 12,071	$ 11,392	$ 13,590	$ 12,452	$ 11,670	$ 11,223	$ 10,878	$ 10,184	$ 9,574	$ 9,425
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 14,554	12,064	11,384	13,696	12,639	11,933	11,555	11,301	10,649	10,097	10,000
Class P
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 16,016	13,239	12,426	14,784	13,488	12,594	12,054	11,649	10,855	10,192	10,000
Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 15,065	12,533	11,846	14,169	13,020	12,225	11,790	11,457	10,751	10,138	10,000
Class R5
Account Value [Line Items]
Line Graph and Table Measure Name	Class R5
Account Value	$ 15,917	13,163	12,381	14,733	13,456	12,576	12,062	11,659	10,879	10,198	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 16,011	13,240	12,440	14,790	13,502	12,614	12,081	11,683	10,882	10,204	10,000
Class Y
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 15,837	13,110	12,332	14,676	13,409	12,530	12,025	11,631	10,855	10,192	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 12,004	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 12,004	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 12,004	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 12,004	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 12,004	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 12,004	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 12,004	10,760	10,691	12,518	12,632	11,807	10,705	10,836	10,829	10,294	10,000
Putnam Conservative Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Conservative Blended Benchmark
Account Value	$ 16,428	13,918	12,986	15,389	14,166	13,001	12,037	11,606	10,957	10,129	10,000
Putnam Conservative Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Conservative Blended Benchmark
Account Value	$ 16,428	13,918	12,986	15,389	14,166	13,001	12,037	11,606	10,957	10,129	10,000
Putnam Conservative Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Conservative Blended Benchmark
Account Value	$ 16,428	13,918	12,986	15,389	14,166	13,001	12,037	11,606	10,957	10,129	10,000
Putnam Conservative Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Conservative Blended Benchmark
Account Value	$ 16,428	13,918	12,986	15,389	14,166	13,001	12,037	11,606	10,957	10,129	10,000
Putnam Conservative Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Conservative Blended Benchmark
Account Value	$ 16,428	13,918	12,986	15,389	14,166	13,001	12,037	11,606	10,957	10,129	10,000
Putnam Conservative Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Conservative Blended Benchmark
Account Value	$ 16,428	13,918	12,986	15,389	14,166	13,001	12,037	11,606	10,957	10,129	10,000
Putnam Conservative Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Putnam Conservative Blended Benchmark
Account Value	$ 16,428	$ 13,918	$ 12,986	$ 15,389	$ 14,166	$ 13,001	$ 12,037	$ 11,606	$ 10,957	$ 10,129	$ 10,000